Trade and Notes Payables - Summary of Trade and Notes Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Trade And Other Payables [Abstract]
Trade payables	$ 7,043	$ 4,911
Notes payable		327
Trade and notes payables	$ 7,043	$ 5,238	$ 9,586